Lease (Lease Deposits And Rents Received) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Leases [Abstract]
Lease deposits	¥ 11,738
Rents received during the year	¥ 3,848